Insurance Liabilities - Rollforward of universal life policies (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	$ 53,406	$ 50,518	$ 57,415	$ 64,270	$ 65,182
As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features		57,266		57,751	$ 54,660
Individual Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	1,418	1,359	1,397	1,496
Group Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	226	223	252	275
Life Insurance
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	13,807	13,354	16,184	18,535
Corporate & Other
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	22,263	21,837	25,864	28,855
Universal Life
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	3,512	3,355	4,223	5,007		$ 5,172
Universal Life | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						6,782
Universal Life | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						(1,005)
Universal Life | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						(605)
Universal Life | Individual Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						0
Universal Life | Individual Retirement | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						1,391
Universal Life | Individual Retirement | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						(875)
Universal Life | Individual Retirement | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						(516)
Universal Life | Group Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						0
Universal Life | Group Retirement | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						219
Universal Life | Group Retirement | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						(130)
Universal Life | Group Retirement | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						(89)
Universal Life | Life Insurance
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	3,457	3,300	4,168	4,952		5,117
Universal Life | Life Insurance | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						5,117
Universal Life | Life Insurance | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						0
Universal Life | Life Insurance | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						0
Universal Life | Corporate & Other
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	$ 55	$ 55	$ 55	$ 55		55
Universal Life | Corporate & Other | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						55
Universal Life | Corporate & Other | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						0
Universal Life | Corporate & Other | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features						$ 0